Significant Events during the Reporting Period (Details)	6 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 ILS (₪) shares	Feb. 23, 2023 USD ($)
Significant Events during the Reporting Period (Details) [Line Items]
Interest percentage			49.00%
Cash			$ 2,500,000
Deferred cash payments			$ 489,330,000
Share capital percentage			51.00%
Fee expense	$ 20,000
Bonus amount	51,000
Mutual share exchange amount	$ 288,238,000
Acquired ordinary shares (in Shares) | shares	247,415	247,415
Aggregate value	$ 288,238,000
Adjusted amount of aggregate value	$ 300,000,000
Ownership percentage	4.99%	4.99%
Purchase of warrants	$ 15,000,000
Claims on damages	2,750,000	₪ 10,000,000
Warrant [Member]
Significant Events during the Reporting Period (Details) [Line Items]
Purchase of warrants	$ 340,000
Jeffs’ Brands [Member]
Significant Events during the Reporting Period (Details) [Line Items]
Acquired ordinary shares (in Shares) | shares	13,858	13,858